Investments in Joint Venture - Schedule of Disclosure of Information on Associates and Joint Ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,116
Share of profit	3	$ 2
Ending balance	1,223	1,116
NuevaUnión
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,116	1,139
Contributions	5	2
Changes in foreign exchange rates	99	(27)
Share of profit	3	2
Ending balance	$ 1,223	$ 1,116